PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	March 31, 2017	December 31, 2017
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	28,964,985	31,165,518
Furniture, fixtures and office equipment	2,471,985	5,352,941
Software	15,994,016	16,368,208
Motor vehicles	2,767,358	2,382,702
Leasehold improvements	16,412,286	17,894,753

	119,659,843	126,213,335
Less: accumulated depreciation and amortization	(67,790,929)	(73,752,450)

Property and equipment, net	51,868,914	52,460,885

Schedule of allocation of depreciation expense recognized

	Twelve months ended March 31,		Nine months ended December 31,
	2016	2017	2017
	RMB	RMB	RMB

Cost of revenues	2,923,170	3,283,130	2,468,175
Research and development	879,228	1,064,370	1,257,337
Sales and marketing	514,458	601,509	455,373
General and administrative	4,101,778	3,743,084	1,906,538

Total depreciation expense	8,418,634	8,692,093	6,087,423